EARNINGS (LOSS) PER SHARE (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
SCHEDULE OF EARNINGS PER SHARE BASIC AND DILUTED
	June 30, 2022 (Unaudited)	June 30, 2021 (Unaudited)

Basic EPS
Net Loss	$(1,731,698)	$(1,322,297)
Weighted Average Shares	10,676,647	8,417,157
Basic Loss Per Share	$(0.16)	$(0.16)

Previously Reported [Member]
SCHEDULE OF EARNINGS PER SHARE BASIC AND DILUTED
	December 31, 2021	December 31, 2020

Basic EPS
Net Loss	$(2,998,644)	$(1,602,303)
Weighted Average Shares	71,522,940	51,718,895
Basic Loss Per Share	$(0.04)	$(0.03)